PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$ 12,758
230	Omnicom Group, Inc.	18,761
		31,519
	AEROSPACE & DEFENSE - 1.8%
558	Boeing Company(a)	106,293
240	General Dynamics Corporation	59,546
364	Howmet Aerospace, Inc.	14,345
48	Huntington Ingalls Industries, Inc.	11,073
234	L3Harris Technologies, Inc.	48,721
230	Lockheed Martin Corporation	111,893
174	Northrop Grumman Corporation	94,936
1,536	Raytheon Technologies Corporation	155,014
45	Teledyne Technologies, Inc.(a)	17,996
253	Textron, Inc.	17,912
46	TransDigm Group, Inc.	28,964
		666,693
	APPAREL & TEXTILE PRODUCTS - 0.5%
340	Hanesbrands, Inc.	2,162
1,239	NIKE, Inc., Class B	144,976
75	PVH Corporation	5,294
52	Ralph Lauren Corporation	5,495
310	Tapestry, Inc.	11,805
234	Under Armour, Inc., Class A(a)	2,377
244	Under Armour, Inc., Class C(a)	2,176
344	VF Corporation	9,498
		183,783
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	33,939
120	BlackRock, Inc.	85,036
1,157	Charles Schwab Corporation (The)	96,332
264	Franklin Resources, Inc.	6,964
392	Invesco Ltd.	7,052
186	Raymond James Financial, Inc.	19,874

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	ASSET MANAGEMENT - 0.7% (Continued)
217	T Rowe Price Group, Inc.	$ 23,666
		272,863
	AUTOMOTIVE - 1.0%
235	Aptiv plc(a)	21,886
198	BorgWarner, Inc.	7,970
3,772	Ford Motor Company	43,868
1,149	General Motors Company	38,652
2,295	Tesla, Inc.(a)	282,698
		395,074
	BANKING - 3.3%
7,503	Bank of America Corporation	248,499
2,039	Citigroup, Inc.	92,224
442	Citizens Financial Group, Inc.	17,402
147	Comerica, Inc.	9,827
730	Fifth Third Bancorp	23,951
183	First Republic Bank	22,306
1,082	Huntington Bancshares, Inc.	15,256
2,980	JPMorgan Chase & Company	399,618
1,054	KeyCorporation	18,361
194	M&T Bank Corporation	28,142
442	PNC Financial Services Group, Inc. (The)	69,809
975	Regions Financial Corporation	21,021
49	SVB Financial Group(a)	11,277
1,321	Truist Financial Corporation	56,843
1,389	US Bancorp	60,574
3,798	Wells Fargo & Company	156,819
173	Zions Bancorp NA	8,505
		1,260,434
	BEVERAGES - 1.5%
175	Brown-Forman Corporation, Class B	11,494
3,879	Coca-Cola Company (The)	246,742
162	Constellation Brands, Inc., Class A	37,544
179	Molson Coors Beverage Company, Class B	9,222
395	Monster Beverage Corporation(a)	40,104

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	BEVERAGES - 1.5% (Continued)
1,355	PepsiCo, Inc.	$ 244,794
		589,900
	BIOTECH & PHARMA - 6.1%
1,693	AbbVie, Inc.	273,606
577	Amgen, Inc.	151,543
452	AstraZeneca plc - ADR	30,646
155	Biogen, Inc.(a)	42,923
2,195	Bristol-Myers Squibb Company	157,930
762	Eli Lilly and Company	278,771
1,166	Gilead Sciences, Inc.	100,101
232	Incyte Corporation(a)	18,634
2,708	Johnson & Johnson	478,369
2,403	Merck & Company, Inc.	266,613
240	Organon & Company	6,703
136	Perrigo Company plc	4,636
5,243	Pfizer, Inc.	268,651
80	Regeneron Pharmaceuticals, Inc.(a)	57,719
258	Vertex Pharmaceuticals, Inc.(a)	74,505
718	Viatris, Inc.	7,991
359	Zoetis, Inc.	52,611
		2,271,952
	CABLE & SATELLITE - 0.5%
140	Charter Communications, Inc., Class A(a)	47,474
4,450	Comcast Corporation, Class A	155,616
216	DISH Network Corporation, Class A(a)	3,033
		206,123
	CHEMICALS - 1.8%
224	Air Products and Chemicals, Inc.	69,050
103	Albemarle Corporation	22,337
92	Avery Dennison Corporation	16,652
119	Celanese Corporation	12,167
239	CF Industries Holdings, Inc.	20,363
764	Corteva, Inc.	44,908
723	Dow, Inc.	36,432

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	CHEMICALS - 1.8% (Continued)
676	DuPont de Nemours, Inc.	$ 46,394
126	Eastman Chemical Company	10,261
244	Ecolab, Inc.	35,517
132	FMC Corporation	16,474
101	International Flavors & Fragrances, Inc.	10,589
506	Linde plc	165,046
228	LyondellBasell Industries N.V., Class A	18,931
362	Mosaic Company (The)	15,881
241	PPG Industries, Inc.	30,303
252	Sherwin-Williams Company (The)	59,807
		631,112
	COMMERCIAL SUPPORT SERVICES - 0.4%
74	Cintas Corporation	33,420
211	Republic Services, Inc.	27,217
114	Robert Half International, Inc.	8,417
210	Rollins, Inc.	7,673
410	Waste Management, Inc.	64,321
		141,048
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	22,644
143	Vulcan Materials Company	25,041
		47,685
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	18,222
345	Ball Corporation	17,643
392	International Paper Company	13,575
94	Packaging Corp of America	12,024
158	Sealed Air Corporation	7,881
314	Westrock Company	11,040
		80,385
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	20,656
82	Equinix, Inc.	53,711
		74,367

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.4%
582	3M Company	$ 69,793
151	Dover Corporation	20,447
364	Eaton Corp plc	57,130
611	Emerson Electric Company	58,693
1,155	General Electric Company	96,777
728	Honeywell International, Inc.	156,010
296	Illinois Tool Works, Inc.	65,209
154	Pentair PLC	6,927
		530,986
	E-COMMERCE DISCRETIONARY - 2.0%
8,300	Amazon.com, Inc.(a)	697,199
740	eBay, Inc.	30,688
120	Etsy, Inc.(a)	14,374
		742,261
	ELECTRIC UTILITIES - 2.6%
691	AES Corporation (The)	19,873
279	Alliant Energy Corporation	15,404
277	Ameren Corporation	24,631
540	American Electric Power Company, Inc.	51,273
521	CenterPoint Energy, Inc.	15,625
327	CMS Energy Corporation	20,709
298	Consolidated Edison, Inc.	28,402
341	Constellation Energy Corporation	29,398
745	Dominion Resources, Inc.	45,683
204	DTE Energy Company	23,976
685	Duke Energy Corporation	70,548
399	Edison International	25,384
214	Entergy Corporation	24,075
241	Evergy, Inc.	15,166
382	Eversource Energy	32,027
1,024	Exelon Corporation	44,268
621	FirstEnergy Corporation	26,045
1,908	NextEra Energy, Inc.	159,509
238	NRG Energy, Inc.	7,573

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	ELECTRIC UTILITIES - 2.6% (Continued)
108	Pinnacle West Capital Corporation	$ 8,212
815	PPL Corporation	23,814
561	Public Service Enterprise Group, Inc.	34,372
311	Sempra Energy	48,062
1,131	Southern Company (The)	80,765
346	WEC Energy Group, Inc.	32,441
574	Xcel Energy, Inc.	40,243
		947,478
	ELECTRICAL EQUIPMENT - 1.1%
140	A O Smith Corporation	8,014
96	Allegion plc	10,105
218	AMETEK, Inc.	30,459
584	Amphenol Corporation, Class A	44,465
729	Carrier Global Corporation	30,071
316	Fortive Corporation	20,303
810	Johnson Controls International plc	51,839
193	Keysight Technologies, Inc.(a)	33,017
397	Otis Worldwide Corporation	31,089
103	Rockwell Automation, Inc.	26,530
95	Roper Technologies, Inc.	41,049
321	TE Connectivity Ltd.	36,851
249	Trane Technologies PLC	41,854
126	Vontier Corporation	2,436
		408,082
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	16,089
155	Quanta Services, Inc.	22,088
86	Technip Energies N.V. - ADR	1,345
		39,522
	ENTERTAINMENT CONTENT - 0.9%
831	Activision Blizzard, Inc.	63,613
319	Electronic Arts, Inc.	38,975
339	Fox Corporation, Class A	10,295
154	Fox Corporation - Class B, CLASS B	4,381

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	ENTERTAINMENT CONTENT - 0.9% (Continued)
459	Paramount Global, Class B	$ 7,748
122	Take-Two Interactive Software, Inc.(a)	12,704
1,908	Walt Disney Company (The)(a)	165,768
2,212	Warner Bros Discovery, Inc.(a)	20,970
		324,454
	FOOD - 0.9%
177	Campbell Soup Company	10,045
524	Conagra Brands, Inc.	20,279
649	General Mills, Inc.	54,419
168	Hershey Company (The)	38,904
279	Hormel Foods Corporation	12,708
118	J M Smucker Company (The)	18,698
269	Kellogg Company	19,164
635	Kraft Heinz Company (The)	25,851
139	Lamb Weston Holdings, Inc.	12,421
262	McCormick & Company, Inc.	21,717
1,397	Mondelez International, Inc., Class A	93,110
321	Tyson Foods, Inc., Class A	19,982
		347,298
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
35	Sylvamo Corporation	1,701

	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	30,637
132	Atmos Energy Corporation	14,793
372	NiSource, Inc.	10,200
		55,630
	HEALTH CARE FACILITIES & SERVICES - 3.4%
157	AmerisourceBergen Corporation	26,016
291	Cardinal Health, Inc.	22,369
164	Catalent, Inc.(a)	7,382
657	Centene Corporation(a)	53,881
325	Cigna Corporation	107,686
1,386	CVS Health Corporation	129,161

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.4% (Continued)
88	DaVita, Inc.(a)	$ 6,571
252	Elevance Health, Inc.	129,267
257	HCA Healthcare, Inc.	61,670
142	Henry Schein, Inc.(a)	11,342
135	Humana, Inc.	69,146
174	IQVIA Holdings, Inc.(a)	35,651
95	Laboratory Corp of America Holdings	22,371
190	McKesson Corporation	71,273
130	Quest Diagnostics, Inc.	20,337
918	UnitedHealth Group, Inc.	486,704
76	Universal Health Services, Inc., Class B	10,708
		1,271,535
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	13,212
373	Ventas, Inc.	16,804
410	Welltower, Inc.	26,876
		56,892
	HOME & OFFICE PRODUCTS - 0.0%(b)
137	Leggett & Platt, Inc.	4,416
421	Newell Brands, Inc.	5,507
58	Whirlpool Corporation	8,204
		18,127
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	24,424
109	Fortune Brands Home & Security, Inc.	6,225
287	Lennar Corporation, Class A	25,974
287	Masco Corporation	13,394
109	Masterbrand, Inc.(a)	823
64	Mohawk Industries, Inc.(a)	6,542
3	NVR, Inc.(a)	13,838
213	PulteGroup, Inc.	9,698
		100,918

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	$ 11,219

	HOUSEHOLD PRODUCTS - 1.5%
272	Church & Dwight Company, Inc.	21,926
139	Clorox Company (The)	19,506
826	Colgate-Palmolive Company	65,081
222	Estee Lauder Companies, Inc. (The), Class A	55,080
314	Kimberly-Clark Corporation	42,626
2,385	Procter & Gamble Company (The)	361,470
		565,689
	INDUSTRIAL REIT - 0.4%
866	Prologis, Inc.	97,623

	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	26,026
66	United Rentals, Inc.(a)	23,458
41	WW Grainger, Inc.	22,806
		72,290
	INFRASTRUCTURE REIT - 0.5%
408	American Tower Corporation	86,438
401	Crown Castle, Inc.	54,392
110	SBA Communications Corporation, A	30,834
		171,664
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
922	Bank of New York Mellon Corporation (The)	41,969
118	Cboe Global Markets, Inc.	14,805
387	CME Group, Inc.	65,078
326	Goldman Sachs Group, Inc. (The)	111,942
588	Intercontinental Exchange, Inc.	60,323
1,418	Morgan Stanley	120,559
351	Nasdaq, Inc.	21,534
231	Northern Trust Corporation	20,441
384	State Street Corporation	29,787
		486,438

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	INSURANCE - 4.0%
795	Aflac, Inc.	$ 57,192
356	Allstate Corporation (The)	48,274
753	American International Group, Inc.	47,620
220	Aon plc, CLASS A	66,031
164	Arthur J Gallagher & Company	30,921
67	Assurant, Inc.	8,379
2,072	Berkshire Hathaway, Inc., Class B(a)	640,040
464	Chubb Ltd.	102,358
237	Cincinnati Financial Corporation	24,266
38	Everest Re Group Ltd.	12,588
111	Globe Life, Inc.	13,381
396	Hartford Financial Services Group, Inc. (The)	30,029
173	Lincoln National Corporation	5,315
259	Loews Corporation	15,107
532	Marsh & McLennan Companies, Inc.	88,035
806	MetLife, Inc.	58,330
227	Principal Financial Group, Inc.	19,050
652	Progressive Corporation (The)	84,571
407	Prudential Financial, Inc.	40,480
293	Travelers Companies, Inc. (The)	54,935
226	Unum Group	9,273
219	W R Berkley Corporation	15,893
134	Willis Towers Watson plc	32,774
		1,504,842
	INTERNET MEDIA & SERVICES - 4.0%
5,680	Alphabet, Inc., Class A(a)	501,146
5,460	Alphabet, Inc., Class C(a)	484,466
41	Booking Holdings, Inc.(a)	82,626
121	Expedia Group, Inc.(a)	10,600
2,304	Meta Platforms, Inc., Class A(a)	277,263
463	Netflix, Inc.(a)	136,529
96	VeriSign, Inc.(a)	19,722
		1,512,352

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
369	Carnival Corporation(a)	$ 2,974
23	Chipotle Mexican Grill, Inc.(a)	31,912
113	Darden Restaurants, Inc.	15,631
38	Domino's Pizza, Inc.	13,163
284	Hilton Worldwide Holdings, Inc.	35,886
343	Las Vegas Sands Corporation(a)	16,488
127	Live Nation Entertainment, Inc.(a)	8,857
258	Marriott International, Inc., Class A	38,414
707	McDonald's Corporation	186,317
475	MGM Resorts International	15,927
210	Norwegian Cruise Line Holdings Ltd.(a)	2,570
166	Royal Caribbean Cruises Ltd.(a)	8,205
1,246	Starbucks Corporation	123,603
92	Wynn Resorts Ltd.(a)	7,587
319	Yum! Brands, Inc.	40,858
		548,392
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	8,907

	MACHINERY - 1.0%
581	Caterpillar, Inc.	139,185
323	Deere & Company	138,490
140	Flowserve Corporation	4,295
73	IDEX Corporation	16,668
342	Ingersoll Rand, Inc.	17,869
109	Parker-Hannifin Corporation	31,719
51	Snap-on, Inc.	11,653
136	Stanley Black & Decker, Inc.	10,216
186	Xylem, Inc.	20,566
		390,661
	MEDICAL EQUIPMENT & DEVICES - 3.8%
1,715	Abbott Laboratories	188,291
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	44,745

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.8% (Continued)
70	Align Technology, Inc.(a)	$ 14,763
487	Baxter International, Inc.	24,822
297	Becton Dickinson and Company	75,527
21	Bio-Rad Laboratories, Inc., Class A(a)	8,830
1,472	Boston Scientific Corporation(a)	68,109
48	Cooper Companies, Inc. (The)	15,872
615	Danaher Corporation	163,234
214	DENTSPLY SIRONA, Inc.	6,814
376	DexCom, Inc.(a)	42,578
681	Edwards Lifesciences Corporation(a)	50,809
59	Embecta Corporation	1,492
249	Hologic, Inc.(a)	18,628
79	IDEXX Laboratories, Inc.(a)	32,229
157	Illumina, Inc.(a)	31,745
342	Intuitive Surgical, Inc.(a)	90,750
1,329	Medtronic plc	103,290
23	Mettler-Toledo International, Inc.(a)	33,245
111	PerkinElmer, Inc.	15,564
139	ResMed, Inc.	28,930
83	STERIS plc	15,329
335	Stryker Corporation	81,904
45	Teleflex, Inc.	11,233
395	Thermo Fisher Scientific, Inc.	217,524
61	Waters Corporation(a)	20,897
74	West Pharmaceutical Services, Inc.	17,416
204	Zimmer Biomet Holdings, Inc.	26,010
20	Zimvie, Inc.(a)	187
		1,450,767
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	50,806
880	Newmont Corporation	41,536
		92,342

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	$ 3,205

	OFFICE REIT - 0.0%(b)
118	Alexandria Real Estate Equities, Inc.	17,189
139	Boston Properties, Inc.	9,394
32	Orion Office REIT, Inc.	273
68	SL Green Realty Corporation	2,293
		29,149
	OIL & GAS PRODUCERS - 4.1%
372	APA Corporation	17,365
1,850	Chevron Corporation	332,057
1,271	ConocoPhillips	149,978
411	Coterra Energy, Inc.	10,098
376	Devon Energy Corporation	23,128
160	Diamondback Energy, Inc.	21,885
102	DT Midstream, Inc.	5,637
573	EOG Resources, Inc.	74,215
4,422	Exxon Mobil Corporation	487,747
270	Hess Corporation	38,291
152	HF Sinclair Corporation	7,887
1,871	Kinder Morgan, Inc.	33,828
777	Marathon Oil Corporation	21,033
637	Marathon Petroleum Corporation	74,140
850	Occidental Petroleum Corporation	53,542
436	ONEOK, Inc.	28,645
424	Phillips 66	44,130
162	Pioneer Natural Resources Company	36,999
398	Valero Energy Corporation	50,490
1,200	Williams Companies, Inc. (The)	39,480
		1,550,575
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
649	Baker Hughes Company	19,165
865	Halliburton Company	34,038
390	NOV, Inc.	8,147

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4% (Continued)
1,377	Schlumberger Ltd	$ 73,614
431	TechnipFMC plc(a)	5,254
		140,218
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	5,570
101	News Corporation, Class B	1,862
		7,432
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	25,397

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	22,128
334	Equity Residential	19,706
64	Essex Property Trust, Inc.	13,563
117	Mid-America Apartment Communities, Inc.	18,368
311	UDR, Inc.	12,045
		85,810
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	178,948
225	Dollar General Corporation	55,406
247	Dollar Tree, Inc.(a)	34,936
900	Kroger Company (The)	40,122
455	Target Corporation	67,813
881	Walgreens Boots Alliance, Inc.	32,914
1,263	Walmart, Inc.	179,081
		589,220
	RETAIL - DISCRETIONARY - 2.3%
63	Advance Auto Parts, Inc.	9,263
23	AutoZone, Inc.(a)	56,722
216	Bath & Body Works, Inc.	9,102
213	Best Buy Company, Inc.	17,085
152	CarMax, Inc.(a)	9,255
226	Gap, Inc. (The)	2,549
149	Genuine Parts Company	25,853

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	RETAIL - DISCRETIONARY - 2.3% (Continued)
1,006	Home Depot, Inc. (The)	$ 317,756
767	Lowe's Companies, Inc.	152,818
75	O'Reilly Automotive, Inc.(a)	63,302
356	Ross Stores, Inc.	41,321
1,188	TJX Companies, Inc. (The)	94,565
114	Tractor Supply Company	25,647
61	Ulta Beauty, Inc.(a)	28,613
72	Victoria's Secret & Company(a)	2,576
		856,427
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	6,972
425	Kimco Realty Corporation	9,002
329	Realty Income Corporation	20,868
155	Regency Centers Corporation	9,688
323	Simon Property Group, Inc.	37,946
		84,476
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	18,103
151	Public Storage	42,309
		60,412
	SEMICONDUCTORS - 3.8%
909	Advanced Micro Devices, Inc.(a)	58,876
531	Analog Devices, Inc.	87,100
984	Applied Materials, Inc.	95,822
410	Broadcom, Inc.	229,243
3,816	Intel Corporation	100,857
37	IPG Photonics Corporation(a)	3,503
153	KLA Corporation	57,686
135	Lam Research Corporation	56,741
432	Microchip Technology, Inc.	30,348
942	Micron Technology, Inc.	47,081
2,356	NVIDIA Corporation	344,305
111	Qorvo, Inc.(a)	10,061
1,140	QUALCOMM, Inc.	125,332

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	SEMICONDUCTORS - 3.8% (Continued)
161	Skyworks Solutions, Inc.	$ 14,672
161	Teradyne, Inc.	14,063
899	Texas Instruments, Inc.	148,533
		1,424,223
	SOFTWARE - 6.8%
441	Adobe, Inc.(a)	148,410
150	Akamai Technologies, Inc.(a)	12,645
83	ANSYS, Inc.(a)	20,052
224	Autodesk, Inc.(a)	41,859
261	Cadence Design Systems, Inc.(a)	41,927
650	Fortinet, Inc.(a)	31,779
246	Intuit, Inc.	95,748
7,444	Microsoft Corporation	1,785,219
581	NortonLifeLock, Inc.	12,451
2,082	Oracle Corporation	170,182
771	Salesforce, Inc.(a)	102,227
169	ServiceNow, Inc.(a)	65,618
135	Synopsys, Inc.(a)	43,104
40	Tyler Technologies, Inc.(a)	12,896
		2,584,117
	SPECIALTY FINANCE - 0.5%
643	American Express Company	95,004
431	Capital One Financial Corporation	40,066
286	Discover Financial Services	27,979
541	Synchrony Financial	17,777
		180,826
	SPECIALTY REITS - 0.0%(b)
316	Iron Mountain, Inc.	15,753

	STEEL - 0.1%
304	Nucor Corporation	40,070

	TECHNOLOGY HARDWARE - 6.8%
16,418	Apple, Inc.	2,133,192

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	TECHNOLOGY HARDWARE - 6.8% (Continued)
204	Arista Networks, Inc.(a)	$ 24,755
4,461	Cisco Systems, Inc.	212,523
752	Corning, Inc.	24,019
61	F5, Inc.(a)	8,754
149	Garmin Ltd.	13,751
1,288	Hewlett Packard Enterprise Company	20,556
1,352	HP, Inc.	36,328
342	Juniper Networks, Inc.	10,930
161	Motorola Solutions, Inc.	41,491
217	NetApp, Inc.	13,033
217	Seagate Technology Holdings plc	11,416
302	Western Digital Corporation(a)	9,528
165	Xerox Holdings Corporation	2,409
51	Zebra Technologies Corporation, Class A(a)	13,077
		2,575,762
	TECHNOLOGY SERVICES - 4.5%
643	Accenture plc, Class A	171,578
435	Automatic Data Processing, Inc.	103,904
115	Broadridge Financial Solutions, Inc.	15,425
142	CDW Corporation/DE	25,358
524	Cognizant Technology Solutions Corporation, Class A	29,968
249	DXC Technology Company(a)	6,599
114	Equifax, Inc.	22,157
615	Fidelity National Information Services, Inc.	41,728
568	Fiserv, Inc.(a)	57,408
82	FleetCor Technologies, Inc.(a)	15,062
88	Gartner, Inc.(a)	29,580
280	Global Payments, Inc.	27,810
897	International Business Machines Corporation	126,378
80	Jack Henry & Associates, Inc.	14,045
179	Kyndryl Holdings, Inc.(a)	1,990
124	Leidos Holdings, Inc.	13,044
39	MarketAxess Holdings, Inc.	10,877
855	Mastercard, Inc., Class A	297,309

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	TECHNOLOGY SERVICES - 4.5% (Continued)
166	Moody's Corporation	$ 46,251
83	MSCI, Inc.	38,609
311	Paychex, Inc.	35,939
1,093	PayPal Holdings, Inc.(a)	77,843
293	S&P Global, Inc.	98,138
170	Verisk Analytics, Inc.	29,991
1,637	Visa, Inc., Class A	340,103
411	Western Union Company (The)	5,659
		1,682,753
	TELECOMMUNICATIONS - 0.9%
7,017	AT&T, Inc.	129,183
1,036	Lumen Technologies, Inc.	5,408
424	T-Mobile US, Inc.(a)	59,360
3,977	Verizon Communications, Inc.	156,694
		350,645
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	22,599

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	86,620
1,586	Philip Morris International, Inc.	160,520
		247,140
	TRANSPORTATION & LOGISTICS - 1.5%
124	Alaska Air Group, Inc.(a)	5,325
442	American Airlines Group, Inc.(a)	5,622
282	Canadian Pacific Railway Ltd.	21,034
134	CH Robinson Worldwide, Inc.	12,269
2,331	CSX Corporation	72,214
620	Delta Air Lines, Inc.(a)	20,373
179	Expeditors International of Washington, Inc.	18,602
221	FedEx Corporation	38,277
89	JB Hunt Transport Services, Inc.	15,518
253	Norfolk Southern Corporation	62,344
94	Old Dominion Freight Line, Inc.	26,675

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 84.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5% (Continued)
534	Southwest Airlines Company(a)	$ 17,980
646	Union Pacific Corporation	133,768
244	United Airlines Holdings, Inc.(a)	9,199
706	United Parcel Service, Inc., Class B	122,731
		581,931
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	36,102
356	PACCAR, Inc.	35,233
178	Westinghouse Air Brake Technologies Corporation	17,766
		89,101
	WHOLESALE - CONSUMER STAPLES - 0.3%
612	Archer-Daniels-Midland Company	56,824
526	Sysco Corporation	40,213
		97,037
	WHOLESALE - DISCRETIONARY - 0.1%
352	Copart, Inc.(a)	21,433
268	LKQ Corporation	14,314
39	Pool Corporation	11,791
		47,538

	TOTAL COMMON STOCKS (Cost $23,511,718)	31,982,824

	EXCHANGE-TRADED FUND — 2.5%
	EQUITY - 2.5%
2,478	SPDR S&P 500 ETF Trust	947,662

	TOTAL EXCHANGE-TRADED FUND (Cost $597,882)	947,662

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
SHORT-TERM INVESTMENT — 2.3%
MONEY MARKET FUND - 2.3%
875,683	First American Government Obligations Fund Class X, Class X, 4.08% (Cost $875,683)(c)			$ 875,683

	TOTAL INVESTMENTS - 89.7% (Cost $24,985,283)			$ 33,806,169
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.3%			3,896,432
	NET ASSETS - 100.0%			$ 37,702,601

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
90	CME E-Mini Standard & Poor's 500 Index Future	03/17/2023	$ 17,374,500	$ (77,275)
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.